Derivative assets and liabilities - Schedule of hedging instruments (Details) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Fair value of financial instruments
Liabilities - hedging	€ (159)		€ (66)
Interest rate swaps | 5/2025
Fair value of financial instruments
Notional amount	0		292
Assets - hedging	0		3
Interest rate swaps | 3/2026
Fair value of financial instruments
Notional amount	630		630
Assets - hedging	8
Liabilities - hedging			(1)
Interest rate swaps | 5/2028
Fair value of financial instruments
Notional amount	500		500
Liabilities - hedging	(2)		(7)
Interest rate swaps | 8/2031
Fair value of financial instruments
Notional amount	500		500
Assets - hedging	13		22
Cross-currency swaps | 6/2027
Fair value of financial instruments
Notional amount | $		$ 500		$ 500
Assets - hedging			9
Liabilities - hedging	€ (29)
Cross-currency swaps | 5/2039
Fair value of financial instruments
Notional amount | $		500		$ 500
Liabilities - hedging		$ (149)	€ (92)